Long-Term Debt (Details) $ in Millions, $ in Millions						12 Months Ended
		Dec. 19, 2025	Mar. 10, 2025 CAD ($)	Mar. 10, 2025 USD ($)	Sep. 20, 2023 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Long-Term Debt [Line Items]
Operating facility						$ 30.0
Syndicated facility						245.0
Credit facility						$ 275.0		$ 50.0
Maturity date of senior credit facility						Nov. 30, 2027	Nov. 30, 2027
Secured notes issued (in Dollars)					$ 300
Interest fixed rate					12.00%
Maturity date					Oct. 01, 2028
Voluntarily redeemed percentage		106.00%
Hedging requirements percentage	[1]					50.00%	50.00%
Annual capital expenditure limitation	[2]						$ 150
Outstanding principal, percentage						1.00%	1.00%
Unsecured credit facility						$ 55.0
Letter of Credit Facility [Member]
Long-Term Debt [Line Items]
Letters of credit outstanding						$ 54.0		$ 54.0
Two Thousand Twenty Eight Note [Member]
Long-Term Debt [Line Items]
Principal amount percentage	[3]					105.00%	105.00%
Capital expenditures (in Dollars)	[3]						$ 100
Capital Expenditures Principal Outstanding (in Dollars)				$ 150
Forecast [Member]
Long-Term Debt [Line Items]
Annual capital expenditure limitation			$ 100.0	$ 150

[1]	Forecasted production is defined by the 2028 Indenture as the Company’s proved developed producing (“PDP”) forecast in the Company’s most recent reserve report, as determined by a qualified and independent reserves evaluator, as prepared to the Canadian standard using National Instrument 51-101.
[2]	On March 10, 2025, the Company completed an amendment to the 2028 Indenture to increase the annual capital expenditure limitation from CAD$100 million to US$150 million, until the outstanding principal amount of the 2028 Notes is less than US$150 million.
[3]	As defined in the 2028 Indenture.